Equity-accounted investees - Summarized Financial Information of Joint Ventures (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 23, 2016	Jun. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [line items]
Non-Current assets			$ 2,530,337	$ 2,673,523
of which Vessel			2,336,831	2,470,076	$ 2,382,976	$ 2,276,161
Current Assets			280,636	373,388
Cash and cash equivalents			143,648	206,689	131,663	$ 254,086
Non-current liabilities			805,872	969,860
Non-current portion of bank loans			653,730	966,443
Total current liabilities			158,740	189,095
Net Carrying amount of interest in joint venture			30,595	18,413
Remaining shareholders loan to joint venture					0
Revenue			513,368	684,265	846,507
Income tax expense			(1,358)	(174)	5,633
Profit/(loss) for the period			1,383	204,049	350,301
Other comprehensive income (100%)			995	748	1,136
Group's share of profit (loss) for the period				0	0
Dividend in kind (shares TUKA) distributed by associate (Note 23)				$ 0	$ 0
Joint ventures
Disclosure of joint ventures [line items]
Ownership percentage in joint venture				50.00%	50.00%
Non-Current assets			359,214	$ 392,116	$ 744,422
of which Vessel			336,199	372,340	728,795
Current Assets			174,912	89,392	87,727
Cash and cash equivalents			8,608	64,074	40,139
Non-current liabilities			329,514	410,207	849,740
Non-current portion of bank loans			0	0	206,519
Total current liabilities			150,083	77,896	58,601
Current portion of bank loans			43,000	75,343	45,078
Net assets (100%)			54,530	(6,595)	(76,192)
Group's share of net assets			27,565	(3,298)	(38,096)
Receivables due from related parties			162,762	203,512	317,750
Net Carrying amount of interest in joint venture			30,595	16,867	20,424
Remaining shareholders loan to joint venture			159,732	183,348	259,229
Revenue			119,087	171,855	234,425
Depreciations and amortization			(36,142)	(47,548)	(58,628)
Interest Expense			(2,052)	(6,531)	(10,623)
Income tax expense			(2,976)	(432)	365
Profit/(loss) for the period			59,865	80,322	102,814
Other comprehensive income (100%)			966	2,448	3,220
Group's share of profit (loss) for the period			29,932	40,161	51,407
Dividend in kind (shares TUKA) distributed by associate (Note 23)			$ 483	1,224	$ 1,610
Great Hope Enterprises Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture					50.00%
Non-Current assets				0	$ 0
of which Vessel				0	0
Current Assets				0	102
Cash and cash equivalents				0	59
Non-current liabilities				0	0
Non-current portion of bank loans				0	0
Total current liabilities				0	15
Current portion of bank loans				0	0
Net assets (100%)				0	87
Group's share of net assets				0	43
Receivables due from related parties				0	0
Net Carrying amount of interest in joint venture				0	43
Remaining shareholders loan to joint venture				0	0
Revenue				0	1
Depreciations and amortization				0	0
Interest Expense				0	0
Income tax expense				0	0
Profit/(loss) for the period				(32)	3
Other comprehensive income (100%)				0	0
Group's share of profit (loss) for the period				(16)	2
Dividend in kind (shares TUKA) distributed by associate (Note 23)				$ 0	$ 0
Kingswood Co. Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture			50.00%	50.00%	50.00%
Non-Current assets			$ 629	$ 946	$ 520
of which Vessel			0	0	0
Current Assets			0	76	489
Cash and cash equivalents			0	0	0
Non-current liabilities			0	0	0
Non-current portion of bank loans			0	0	0
Total current liabilities			111	2	2
Current portion of bank loans			0	0	0
Net assets (100%)			518	1,020	1,007
Group's share of net assets			259	510	504
Receivables due from related parties			0	0	0
Net Carrying amount of interest in joint venture			259	510	504
Remaining shareholders loan to joint venture			0	0	0
Revenue			0	0	0
Depreciations and amortization			0	0	0
Interest Expense			0	0	0
Income tax expense			0	0	0
Profit/(loss) for the period			(2)	12	(4)
Other comprehensive income (100%)			0	0	0
Group's share of profit (loss) for the period			(1)	6	(2)
Dividend in kind (shares TUKA) distributed by associate (Note 23)			$ 0	$ 0	$ 0
Seven Seas Shipping Ltd.
Disclosure of joint ventures [line items]
Ownership percentage in joint venture	50.00%		50.00%	50.00%	50.00%
Non-Current assets			$ 0	$ 0	$ 33,052
of which Vessel			0	0	33,052
Current Assets			993	3,221	7,463
Cash and cash equivalents			689	555	1,528
Non-current liabilities			629	946	521
Non-current portion of bank loans			0	0	0
Total current liabilities			91	132	239
Current portion of bank loans			0	0	0
Net assets (100%)			273	2,143	39,755
Group's share of net assets			137	1,072	19,878
Receivables due from related parties			0	0	0
Net Carrying amount of interest in joint venture			137	1,072	19,878
Remaining shareholders loan to joint venture			0	0	0
Revenue			61	13,646	18,701
Depreciations and amortization			0	(3,344)	(3,601)
Interest Expense			0	(3)	(102)
Income tax expense			0	0	0
Profit/(loss) for the period			130	7,469	11,791
Other comprehensive income (100%)			0	0	0
Group's share of profit (loss) for the period			65	3,735	5,895
Dividend in kind (shares TUKA) distributed by associate (Note 23)			$ 0	$ 0	$ 0
Fiorano Shipholding Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture				50.00%	50.00%
Non-Current assets				$ 0	$ 78,031
of which Vessel				0	78,031
Current Assets				0	6,498
Cash and cash equivalents				0	552
Non-current liabilities				0	84,094
Non-current portion of bank loans				0	27,813
Total current liabilities				0	5,981
Current portion of bank loans				0	4,250
Net assets (100%)				0	(5,546)
Group's share of net assets				0	(2,773)
Receivables due from related parties				0	28,141
Net Carrying amount of interest in joint venture				0	0
Remaining shareholders loan to joint venture				0	25,368
Revenue				7,182	21,050
Depreciations and amortization				(2,047)	(4,852)
Interest Expense				(223)	(530)
Income tax expense				0	0
Profit/(loss) for the period				1,146	6,361
Other comprehensive income (100%)				0	0
Group's share of profit (loss) for the period				573	3,181
Dividend in kind (shares TUKA) distributed by associate (Note 23)				$ 0	$ 0
Fontvieille Shipholding Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture				50.00%	50.00%
Non-Current assets				$ 0	$ 65,837
of which Vessel				0	65,837
Current Assets				0	4,195
Cash and cash equivalents				0	186
Non-current liabilities				0	77,485
Non-current portion of bank loans				0	30,470
Total current liabilities				0	6,656
Current portion of bank loans				0	4,000
Net assets (100%)				0	(14,109)
Group's share of net assets				0	(7,054)
Receivables due from related parties				0	23,507
Net Carrying amount of interest in joint venture				0	0
Remaining shareholders loan to joint venture				0	16,453
Revenue				6,404	21,509
Depreciations and amortization				(2,037)	(4,832)
Interest Expense				(377)	(851)
Income tax expense				0	0
Profit/(loss) for the period				500	6,330
Other comprehensive income (100%)				0	0
Group's share of profit (loss) for the period				250	3,165
Dividend in kind (shares TUKA) distributed by associate (Note 23)				$ 0	$ 0
Larvotto Shipholding Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture		50.00%		50.00%	50.00%
Non-Current assets				$ 0	$ 73,234
of which Vessel				0	73,234
Current Assets				0	7,873
Cash and cash equivalents				0	1,578
Non-current liabilities				0	81,424
Non-current portion of bank loans				0	29,143
Total current liabilities				0	6,621
Current portion of bank loans				0	3,970
Net assets (100%)				0	(6,939)
Group's share of net assets				0	(3,469)
Receivables due from related parties				0	26,141
Net Carrying amount of interest in joint venture				0	0
Remaining shareholders loan to joint venture				0	22,672
Revenue				6,901	22,837
Depreciations and amortization				(1,929)	(4,571)
Interest Expense				(288)	(644)
Income tax expense				0	0
Profit/(loss) for the period				1,082	6,762
Group's share of profit (loss) for the period				541	3,381
Dividend in kind (shares TUKA) distributed by associate (Note 23)				$ 0	$ 0
Moneghetti Shipholding Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture				50.00%	50.00%
Non-Current assets				$ 0	$ 70,159
of which Vessel				0	70,159
Current Assets				0	7,219
Cash and cash equivalents				0	4,891
Non-current liabilities				0	79,647
Non-current portion of bank loans				0	43,750
Total current liabilities				0	7,099
Current portion of bank loans				0	4,000
Net assets (100%)				0	(9,368)
Group's share of net assets				0	(4,684)
Receivables due from related parties				0	17,949
Net Carrying amount of interest in joint venture				0	0
Remaining shareholders loan to joint venture				0	13,265
Revenue				7,471	21,317
Depreciations and amortization				(2,049)	(4,630)
Interest Expense				(537)	(1,170)
Income tax expense				0	0
Profit/(loss) for the period				1,270	5,661
Other comprehensive income (100%)				0	0
Group's share of profit (loss) for the period				635	2,831
Dividend in kind (shares TUKA) distributed by associate (Note 23)				$ 0	$ 0
TI Africa Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture			50.00%	50.00%	50.00%
Non-Current assets			$ 182,298	$ 198,826	$ 215,184
of which Vessel			171,612	189,821	208,030
Current Assets			12,639	38,206	12,144
Cash and cash equivalents			4,062	26,928	880
Non-current liabilities			200,231	276,498	303,018
Non-current portion of bank loans			0	0	0
Total current liabilities			766	863	1,155
Current portion of bank loans			0	0	0
Net assets (100%)			(6,060)	(40,329)	(76,845)
Group's share of net assets			(3,030)	(20,165)	(38,423)
Receivables due from related parties			100,115	137,615	149,615
Net Carrying amount of interest in joint venture			0	0	0
Remaining shareholders loan to joint venture			97,085	117,451	111,193
Revenue			61,015	65,188	64,627
Depreciations and amortization			(18,209)	(18,209)	(18,209)
Interest Expense			(90)	(400)	(1,220)
Income tax expense			383	(326)	259
Profit/(loss) for the period			34,269	36,515	35,329
Other comprehensive income (100%)			0	0	0
Group's share of profit (loss) for the period			17,135	18,257	17,664
Dividend in kind (shares TUKA) distributed by associate (Note 23)			$ 0	$ 0	$ 0
TI Asia Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture			50.00%	50.00%	50.00%
Non-Current assets			$ 175,826	$ 192,344	$ 208,405
of which Vessel			164,587	182,519	200,452
Current Assets			10,521	47,889	41,744
Cash and cash equivalents			1,968	36,591	30,465
Non-current liabilities			128,653	132,763	223,552
Non-current portion of bank loans			0	0	75,343
Total current liabilities			687	76,899	30,832
Current portion of bank loans			0	75,343	28,858
Net assets (100%)			57,007	30,571	(4,235)
Group's share of net assets			28,503	15,285	(2,118)
Receivables due from related parties			62,647	65,897	72,397
Net Carrying amount of interest in joint venture			28,503	15,285	0
Remaining shareholders loan to joint venture			62,647	65,897	70,280
Revenue			58,011	65,063	64,382
Depreciations and amortization			(17,933)	(17,933)	(17,933)
Interest Expense			(1,961)	(4,703)	(6,106)
Income tax expense			(3,359)	(106)	106
Profit/(loss) for the period			25,467	32,359	30,580
Other comprehensive income (100%)			966	2,448	3,220
Group's share of profit (loss) for the period			12,734	16,180	15,290
Dividend in kind (shares TUKA) distributed by associate (Note 23)			$ 483	$ 1,224	$ 1,610
Africa Conversion Corp
Disclosure of joint ventures [line items]
Ownership percentage in joint venture			50.00%	50.00%	50.00%
Non-Current assets			$ 0	$ 0	$ 0
of which Vessel			0	0	0
Current Assets			0	0	0
Cash and cash equivalents			0	0	0
Non-current liabilities			0	0	0
Non-current portion of bank loans			0	0	0
Total current liabilities			0	0	0
Current portion of bank loans			0	0	0
Net assets (100%)			0	0	0
Group's share of net assets			0	0	0
Receivables due from related parties			0	0	0
Net Carrying amount of interest in joint venture			0	0	0
Remaining shareholders loan to joint venture			0	0	0
Revenue			0	0	0
Depreciations and amortization			0	0	0
Interest Expense			0	0	0
Income tax expense			0	0	0
Profit/(loss) for the period			0	0	0
Other comprehensive income (100%)			0	0	0
Group's share of profit (loss) for the period			0	0	0
Dividend in kind (shares TUKA) distributed by associate (Note 23)			$ 0	$ 0	$ 0
Asia Conversion Corp
Disclosure of joint ventures [line items]
Ownership percentage in joint venture			50.00%	50.00%	50.00%
Non-Current assets			$ 0	$ 0	$ 0
of which Vessel			0	0	0
Current Assets			0	0	0
Cash and cash equivalents			0	0	0
Non-current liabilities			0	0	0
Non-current portion of bank loans			0	0	0
Total current liabilities			0	0	0
Current portion of bank loans			0	0	0
Net assets (100%)			0	0	0
Group's share of net assets			0	0	0
Receivables due from related parties			0	0	0
Net Carrying amount of interest in joint venture			0	0	0
Remaining shareholders loan to joint venture			0	0	0
Revenue			0	0	0
Depreciations and amortization			0	0	0
Interest Expense			0	0	0
Income tax expense			0	0	0
Profit/(loss) for the period			0	0	0
Other comprehensive income (100%)			0	0	0
Group's share of profit (loss) for the period			0
Dividend in kind (shares TUKA) distributed by associate (Note 23)			0
Joint Venture Liability
Disclosure of joint ventures [line items]
Non-Current assets			0	0	0
of which Vessel			0	0	0
Current Assets			0	0	0
Cash and cash equivalents			0	0	0
Non-current liabilities			0	0	0
Non-current portion of bank loans			0	0	0
Total current liabilities			0	0	0
Current portion of bank loans			0	0	0
Net assets (100%)			0	0	0
Group's share of net assets			0	0	0
Receivables due from related parties			0	0	0
Net Carrying amount of interest in joint venture			0	0	0
Remaining shareholders loan to joint venture			0	0	0
Revenue			0	0	0
Depreciations and amortization			0	0	0
Interest Expense			0	0	0
Income tax expense			0	0	0
Profit/(loss) for the period			0	0	0
Other comprehensive income (100%)			0	0	0
Group's share of profit (loss) for the period			0	0	0
Dividend in kind (shares TUKA) distributed by associate (Note 23)			$ 0	$ 0	$ 0
Tankers International LLC
Disclosure of joint ventures [line items]
Ownership percentage in joint venture			50.00%
Non-Current assets			$ 98
of which Vessel			0
Current Assets			1,108
Cash and cash equivalents			0
Non-current liabilities			0
Non-current portion of bank loans			0
Total current liabilities			975
Current portion of bank loans			0
Net assets (100%)			232
Group's share of net assets			136
Receivables due from related parties			0
Net Carrying amount of interest in joint venture			136
Remaining shareholders loan to joint venture			0
Revenue			0
Depreciations and amortization			0
Interest Expense			0
Income tax expense			0
Profit/(loss) for the period			0
Other comprehensive income (100%)			0
Group's share of profit (loss) for the period			0
Dividend in kind (shares TUKA) distributed by associate (Note 23)			$ 0
Tankers Agencies (UK) Ltd
Disclosure of joint ventures [line items]
Ownership percentage in joint venture			50.00%
Non-Current assets			$ 363
of which Vessel			0
Current Assets			149,650
Cash and cash equivalents			1,889
Non-current liabilities			0
Non-current portion of bank loans			0
Total current liabilities			147,453
Current portion of bank loans			43,000
Net assets (100%)			2,560
Group's share of net assets			1,559
Receivables due from related parties			0
Net Carrying amount of interest in joint venture			1,559
Remaining shareholders loan to joint venture			0
Revenue			0
Depreciations and amortization			0
Interest Expense			0
Income tax expense			0
Profit/(loss) for the period			0
Other comprehensive income (100%)			0
Group's share of profit (loss) for the period			0
Dividend in kind (shares TUKA) distributed by associate (Note 23)			$ 0